Schedule of amounts related to lease recognized in profit or loss (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Schedule Of Borrowings
Expense relating to short-term leases (included in cost of sales)		$ 205,465	$ 26,320	$ 29,806
Expense relating to short-term leases (included in administrative expenses)	$ 157,396
Expense relating to short-term leases (included in administrative expenses)	23,051	30,091	38,286	38,286
Expense relating to short-term leases (included in administrative expenses)	13,373	17,457	15,470	19,571
Expense relating to short-term leases (included in administrative expenses)	$ 198,820	$ 253,013	$ 80,076	$ 87,663